Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Cash flows from operating activities:
Net income (loss)	$ (1,506,747)	$ (2,036,143)	$ (610,775)	$ (814,366)	$ 4,685
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for credit losses				154,077	399,278
Depreciation of property and equipment	122,572	165,636		170,344	161,711
Deferred tax expense (benefit)				(36,269)	4,565
Amortization of right-of-use assets and interest of lease liabilities	532,800	720,000		720,000
Changes in operating assets and liabilities:
Accounts receivable	(560,403)	(757,302)		690,716	(115,685)
Contract assets	(4,488,668)	(6,065,767)		1,303,505	1,517,048
Income tax recoverable				(230,835)
Prepayments and other current assets	(611,496)	(826,346)		23,595	(3,052)
Accounts payable	1,314,643	1,776,545		(1,215,409)	399,838
Contract liabilities	2,392,020	3,232,461		(677,794)	1,057,625
Taxes payable	(72,752)	(98,314)		(103,751)	110,688
Accrued expenses and other current liabilities	367,236	496,265		614,116	97,149
Net cash (used in) provided by operating activities	(3,043,595)	(4,112,965)		(122,071)	3,633,850
Cash flows from investing activities:
Purchase of property, plant and equipment	(58,491)	(79,043)		(75,139)	(3,257)
Loan to related parties	(148)	(200)			(1,130,000)
Other receivable	(3,017,492)	(4,077,692)
Collection from loans to related parties				212,794	887,206
Net cash (used in) provided by investing activities	(3,076,131)	(4,156,935)		137,655	(246,051)
Cash flows from financing activities:
Proceeds from bank borrowings				481,622	1,508,177
Repayment of bank borrowings	(516,006)	(697,306)		(1,993,759)	(2,014,245)
Financing lease liabilities	(8,230)	(11,122)		(16,680)	(16,680)
Proceeds from borrowings from related party	139,756	188,860		468,393	311,011
Repayment of borrowings from related party	(512,772)	(692,935)		(28,934)	(378,049)
Net proceed from initial public offering	7,914,349	10,695,067
Deferred expenditure	(94,294)	(127,426)
Payment for deferred offering cost	927,547	1,253,443		(424,985)	(305,471)
Net cash (used in)/from financing activities	7,850,350	10,608,581		(1,514,343)	(895,257)
Net changes in cash and restricted cash	1,730,624	2,338,681		(1,498,759)	2,492,542
Cash and restricted cash, beginning of year	2,207,864	2,983,600		4,482,359	1,989,817
Cash and restricted cash, end of year	3,938,488	5,322,281	$ 2,207,864	2,983,600	4,482,359
Supplemental disclosure information:
Cash paid for income tax	93,453	126,288		187,658	26,511
Cash paid for interest	10,702	14,463		65,921	75,254
Supplemental disclosure of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities				1,407,124
Cash	2,988,254			2,983,600	4,482,359	$ 4,038,181
Restricted Cash	950,234					1,284,100
Total cash and restricted cash shown in the consolidated statements of cash flows	3,938,488			2,983,600	4,482,359	$ 5,322,281
Related Party [Member]
Changes in operating assets and liabilities:
Operating lease liabilities - related party	$ (532,800)	$ (720,000)		$ (720,000)